Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Revenues
Noncontrolling interests without SEI	SFr (2)	SFr 3	SFr 4
Loans held-for-sale	(4)	3	(51)
Long-lived assets held-for-sale	39	(18)	437
Equity method investments	228	233	208
Other investments	337	80	0
Other	799	908	758
Other revenues	1,397	1,209	1,356
Bank
Other Revenues
Loans held-for-sale	(4)	3	(51)
Long-lived assets held-for-sale	39	(18)	437
Equity method investments	221	229	205
Other investments	335	81	7
Other	906	1,006	892
Other revenues	SFr 1,497	SFr 1,301	SFr 1,490